Schedule of Future Minimum Rental and Lease Commitments (Details)	Dec. 31, 2021 USD ($)
Notes Payable Related Parties
2022	$ 120,000
2023	120,000
2024	120,000
2025	120,000
Thereafter	450,000
Total minimum lease payments	$ 930,000